Business Combinations - Additional information (Details) - Wag Labs, Inc. - CPI - USD ($) $ in Thousands		5 Months Ended
	Aug. 03, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration	$ 3,500
Common stock consideration	$ 170
Common stock consideration, Units	639,000
Cash consideration paid	$ 1,500
Deferred purchase consideration	$ 2,000
Payment period	3 years
Deferred purchase consideration, Current		$ 700	$ 1,600
Deferred purchase consideration, Non-current		1,900		$ 1,300
Working capital	$ 0
Revenue		5,100
Net loss		$ 900